Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Policies
Accounts Receivable

Accounts Receivable

Receivables from the sale of goods and services are stated at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts.  The allowance is calculated based on past collectability and customer relationships.  The Company recorded an allowance for doubtful accounts of $124,869 and $133,974 as of December 31, 2013 and March 31, 2013, respectively.

Accounts Receivable

Receivables from the sale of goods and services are stated at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts.  The allowance is calculated based on past collectability and customer relationships.  The Company recorded an allowance for doubtful accounts of $133,974 and $65,110 as of March 31, 2013 and 2012, respectively.